Leases - Schedule of Non-Current Portion of the Lease Liability (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Non-Current Portion of the Lease Liability [Line Items]
Total Future Minimum Lease Payments	$ 1,725,516
Less: Imputed Interest	(327,168)
Present Value of Lease Liabilities	1,398,348	$ 1,488,600
2026 [Member]
Schedule of Non-Current Portion of the Lease Liability [Line Items]
Total Future Minimum Lease Payments	291,280
2027 [Member]
Schedule of Non-Current Portion of the Lease Liability [Line Items]
Total Future Minimum Lease Payments	234,888
2028 [Member]
Schedule of Non-Current Portion of the Lease Liability [Line Items]
Total Future Minimum Lease Payments	182,274
2029 [Member]
Schedule of Non-Current Portion of the Lease Liability [Line Items]
Total Future Minimum Lease Payments	156,817
2030 [Member]
Schedule of Non-Current Portion of the Lease Liability [Line Items]
Total Future Minimum Lease Payments	133,687
Maturities after 2030 [Member]
Schedule of Non-Current Portion of the Lease Liability [Line Items]
Total Future Minimum Lease Payments	$ 726,570